Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit
Employee benefit expenses	¥ 3,546,241	¥ 2,575,150	¥ 1,677,363